Convertible Preferred Stock and Stockholders' Deficit - Summary of Company's Stock Option Activity (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable Convertible Preferred Stock And Stockholders Equity [Abstract]
Share based compensation by share based payment award options vested during the period aggregate fair value	$ 0.2	$ 0.4	$ 0.6
Share based compensation by share based arrangement award weighted average grant date fair value of options granted	$ 0.17	$ 0.14	$ 0.09